Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information
Entity Registrant Name	GRANT PARK FUTURES FUND LIMITED PARTNERSHIP
Entity Central Index Key	0000845698
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer